Total Capital and Net Income Per Unit (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Issuances of Common Units

The following table summarizes the issuances of common units over the three years ending December 31, 2015:

Date	Units Issued	Offering Price	Gross Proceeds (i) $	Net Proceeds $	Teekay Corporation’s Ownership After the Offering(ii)	Use of Proceeds
Continuous offering program during 2013	124,071	(iii)	5,383	4,926	(iii)	General partnership purposes
July 2013	931,098	$42.96	40,816	40,776	36.92%	Funding of LNG carrier newbuilding
October 2013	3,450,000	$42.62	150,040	144,818	35.30%	Prepayment of revolving credit facilities, funding of an LNG carrier acquisition and for general partnership purposes
July 2014	3,090,000	$44.65	140,784	140,484	33.96%	Prepayment of revolving credit facilities, funding of the Yamal LNG Project and portion of the MEGI newbuildings
Continuous offering program during 2014	1,050,463	(iii)	42,556	41,655	(iii)	General partnership purposes including funding newbuilding installments
Continuous offering program during 2015 (iv)	1,173,428	(iii)	36,274	35,374	(iii)	General partnership purposes, including funding newbuilding installments

(i)	Including General Partner’s 2% proportionate capital contribution.
(ii)	Including Teekay Corporation’s indirect 2% general partner interest.
(iii)	Commencing in May 2013, the Partnership implemented a continuous offering program (or COP) under which the Partnership may issue new common units, representing limited partner interests, at market prices up to a maximum aggregate amount of $100 million.
(iv)	Includes 160,000 common units for net proceed of $6.8 million (including General Partner’s 2% proportionate capital contribution) from the COP executed in 2014 that were received in January 2015.

Incentive Distributions

The General Partner is entitled to incentive distributions if the amount the Partnership distributes to unitholders with respect to any quarter exceeds specified target levels shown below:

Quarterly Distribution Target Amount (per unit)	Unitholders	General Partner
Minimum quarterly distribution of $0.4125	98%	2%
Up to $0.4625	98%	2%
Above $0.4625 up to $0.5375	85%	15%
Above $0.5375 up to $0.6500	75%	25%
Above $0.6500	50%	50%